GOODWILL	12 Months Ended
Dec. 31, 2015
GOODWILL
GOODWILL

7.GOODWILL

The changes in the carrying amount of goodwill for the year ended December 31, 2015 are as follows:

2015
RMB
Balance at beginning of period	—
Acquisition of YJS	203,574
Acquisition of Zhiding Youyuan	13,820

Balance at end of period	217,394

The Company had no goodwill impairment for the year ended December 31, 2015.